FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                  New York, New York       November 14, 2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   53
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Form 13F Information Table Value Total:   $ 450,640 (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               September 30, 2007


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALCAN INC                         COM             013716105       5,004     50000   SH        Sole                  50000
ALFA CORP                         COM             015385107       5,293    291142   SH        Sole                 291142
ALTRIA GROUP INC                  COM             02209S103      32,701    470321   SH        Sole                 470321
ANADARKO PETE CORP                COM             032511107      80,801   1503282   SH        Sole                1503282
ASSISTED LIVING CONCPT NEV N      CL A            04544X102       9,243   1011250   SH        Sole                1011250
ASSOCIATED BANC CORP              COM             045487105         842     28408   SH        Sole                  28408
AUTOMATIC DATA PROCESSING IN      COM             053015103      27,815    605587   SH        Sole                 605587
BIOGEN IDEC INC                   COM             09062X103      12,585    189740   SH        Sole                 189740
CARDINAL HEALTH INC               COM             14149Y108         938     15000   SH        Sole                  15000
CELESTICA INC                     SUB VTG SHS     15101Q108         290     47423   SH        Sole                  47423
CHITTENDEN CORP                   COM             170228100         809     23000   SH        Sole                  23000
CIENA CORP                        COM NEW         171779309       1,010     26516   SH        Sole                  26516
COLONIAL BANKSHARES INC           COM             195572102       2,047    189396   SH        Sole                 189396
CONEXANT SYSTEMS INC              COM             207142100         453    377829   SH        Sole                 377829
DEUTSCHE TELEKOM AG               SPONSORED ADR   251566105       1,726     87912   SH        Sole                  87912
DISCOVER FINL SVCS                COM             254709108       9,372    450600   SH        Sole                 450600
EMPLOYERS HOLDINGS INC            COM             292218104      13,444    652300   SH        Sole                 652300
ERIE INDTY CO                     CL A            29530P102      61,391   1004272   SH        Sole                1004272
EXPEDIA INC DEL                   COM             30212P105       1,205     37788   SH        Sole                  37788
FAIR ISAAC CORP                   COM             303250104       1,377     38131   SH        Sole                  38131
FIFTH THIRD BANCORP               COM             316773100       1,486     43852   SH        Sole                  43852
FIRST AMERN CORP CALIF            COM             318522307      14,648    400000   SH        Sole                 400000
FIRST BANCTRUST CORP              COM             31868F102         434     39753   SH        Sole                  39753
FIRST CTZNS BANCSHARES INC N      CL A            31946M103       1,120      6423   SH        Sole                   6423
FIRST FED BANKSHARES INC DEL      COM             32020V100         369     21193   SH        Sole                  21193
FRANKLIN CR MGMT CORP             COM NEW         353487200       1,071    215974   SH        Sole                 215974
GENERAL ELECTRIC CO               COM             369604103       4,079     98520   SH        Sole                  98520




GREENLIGHT CAPITAL RE LTD         CLASS A         G4095J109       1,014     50000   SH        Sole                  50000
HERITAGE FINL GROUP               COM             42725U109       5,456    389723   SH        Sole                 389723
IAC INTERACTIVECORP               COM NEW         44919P300       1,121     37788   SH        Sole                  37788
INGERSOLL-RAND COMPANY LTD        CL A            G4776G101      32,312    593200   SH        Sole                 593200
KEARNY FINL CORP                  COM             487169104       8,463    661671   SH        Sole                 661671
KRAFT FOODS INC                   CL A            50075N104       7,976    231125   SH        Sole                 231125
MCDERMOTT INTL INC                COM             580037109       7,047    130299   SH        Sole                 130299
NEW YORK CMNTY BANCORP INC        COM             649445103       1,406     73825   SH        Sole                  73825
NORTHEAST CMNTY BANCORP INC       COM             664112109       6,614    612650   SH        Sole                 612650
NORTHWEST BANCORP INC PA          COM             667328108      14,448    507673   SH        Sole                 507673
PATHFINDER BANCORP INC            COM             70320A103         320     32000   SH        Sole                  32000
PG&E CORP.                        COM             69331C108      10,940    228866   SH        Sole                 228866
PSB HLDGS INC                     COM             69360W108       1,794    171437   SH        Sole                 171437
RIVER VY BANCORP                  COM             768475105         806     44732   SH        Sole                  44732
SANMINA SCI CORP                  COM             800907107         710    334783   SH        Sole                 334783
SIERRA PAC RES NEW                COM             826428104       3,944    250700   SH        Sole                 250700
SOLECTRON  CORP                   COM             834182107         204     52299   SH        Sole                  52299
SYMANTEC CORP                     COM             871503108         369     19065   SH        Sole                  19065
TAL INTL GROUP INC                COM             874083108       3,725    148601   SH        Sole                 148601
TELEPHONE & DATA SYS INC          SPL COM         879433860         756     12200   SH        Sole                  12200
TEXAS INSTRS INC                  COM             882508104         690     18850   SH        Sole                  18850
TFS FINL CORP                     COM             87240R107      10,250    792143   SH        Sole                 792143
THORNBURG MTG INC                 PFD CONV SER F  885218701       9,140    327600   SH        Sole                 327600
UNITED CMNTY BANCORP              COM             90984H103       2,939    237993   SH        Sole                 237993
WAYNE SVGS BANCSHARES INC NE      COM             94624Q101       1,902    154720   SH        Sole                 154720
WILEY JOHN & SONS INC             CL A            968223206      24,741    550647   SH        Sole                 550647